CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of movement of Preferred Shares issued

		Total		Accretion		Conversion		Carrying
		Number	Original	of	Modification	Price of	Conversion of	Amount as of
		of Shares	Issue Price	Preferred	of Preferred	Preferred	Preferred	December 31,
	Date of Issuance	Outstanding	per Share	Shares (1)	Shares (2)	Shares	Shares (3)	2024 and 2025
Series A	2017/3/3	34,362,468	0.4323	693	—	0.4323	(15,357)	—
Series B	2017/12/28	44,758,365	1.7319	4,180	—	1.7319	(81,020)	—
Series B+	2018/6/27, 2019/11/22	27,428,047	3.6673	5,423	—	3.6673	(112,558)	—
Series B2	2019/4/11	10,478,885	6.5196	3,684	—	6.5196	(71,822)	—
Series C	2020/3/13, 2021/6/22	57,896,414	9.4220	29,412	—	9.4220	(588,499)	—
Series C+	2020/11/16, 2021/1/13	16,161,021	15.4687	13,479	119,430	10.7134	(382,793)	—
Series D	2022/2/23, 2022/3/4, 2022/12/29, 2023/8/3, 2023/8/15, 2023/11/15	11,614,287	25.0446	15,683	142,042	10.7134	(443,255)	—
Total		202,699,487		72,554	261,472		(1,695,304)	—

(1)Refer to note 12 convertible redeemable Preferred Shares - Accounting of Preferred Shares.

(2)Refer to note 12 convertible redeemable Preferred Shares - Modification of Preferred Shares

(3)	Upon the completion of IPO in 2024, all the Preferred Shares converted into ordinary shares of the Company. Refer to note 11.